Income Taxes - Additional Information (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Canada
Major Components Of Tax Expense Income [Line Items]
Non-capital loss carryforwards	$ 108,000		$ 82,000
Non-capital loss carryforwards expiration year period	2029
US
Major Components Of Tax Expense Income [Line Items]
Non-capital loss carryforwards		$ 125,000		$ 83,000
Non-capital loss carryforwards expiration year period	between 2027 – 2041